Derivative financial instruments (Details - Basis swap contracts) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) contract	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 78,000	R$ 172,856
Gain (loss)	(37,768)	(66,545)
Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	96,287	191,049
Fair value	96,287	190,977
Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	138,270	261,541
Fair value	R$ 134,055	257,522
Total CDI x IGPM
Disclosure of detailed information about financial instruments [line items]
Number of active swap contracts | contract	1
Notional value	R$ 78,000	112,856
Gain (loss)	(37,768)	(56,238)
Total CDI x IGPM | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	96,287	124,282
Fair value	96,287	124,282
Total CDI x IGPM | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	138,270	184,140
Fair value	R$ 134,055	180,520
Total CDI x IPCA
Disclosure of detailed information about financial instruments [line items]
Notional value		60,000
Gain (loss)		(10,307)
Total CDI x IPCA | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		66,767
Fair value		66,695
Total CDI x IPCA | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		77,401
Fair value		R$ 77,002